Segment Information - Summary of Geographic Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of geographical areas [line items]
Non-current assets	¥ 6,289,591	$ 908,533	¥ 5,986,120
PRC [member]
Disclosure of geographical areas [line items]
Non-current assets	6,178,615	892,502	5,881,698
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	¥ 110,976	$ 16,031	¥ 104,422